Business Segments - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 Room Hotel Segment
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Management and franchise [member]
Segment Reporting Information [Line Items]
Number of managed hotels	689
Number of franchised hotels	4,874
Number of managed and franchised hotel rooms | Room	882,873
Ownership [member]
Segment Reporting Information [Line Items]
Number of owned and leased hotel properties	71
Number of owned and leased hotel rooms | Room	21,720
Number of wholly owned and leased hotels	62
Number of non wholly owned hotels	1
Number of hotels of consolidated VIEs	2
Number of hotels owned or leased by unconsolidated affiliates	6